Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance Table
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and
Consumer
Protection Act, and Item 402(v) of Regulation
S-K,
we are providing the following information about the relationship between executive compensation actually paid and certain financial performance of the Company. For further information concerning the Company’s pay for performance philosophy and how the Company aligns executive compensation with the Company’s performance, refer to “Compensation Discussion and Analysis.”

Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (2)	Average Summary Compensation Table Total for Non-PEO NEOs (3)	Average Compensation Actually Paid to Non-PEO NEOs (4)	Value of Initial Fixed $100 Investment Based On:		GAAP Net Income (7)	Product and Service Revenue (8)
					Total Stockholder Return (5)	Peer Group Total Stockholder Return (6)

							($000)	($000)

2022	2,632,248	(1,564,752)	4,924,026	4,429,158	$255.96	$193.70	(301,408)	1,031,618

2021	34,210,000	45,039,705	5,309,245	4,000,340	$293.57	$277.30	(164,445)	807,696

2020	6,848,915	49,829,957	1,996,900	9,054,716	$383.67	$284.83	(157,553)	628,266

(1)	The dollar amounts reported are the amounts of total compensation reported in our Summary Compensation Table for our PEO, KR Sridhar, for each of 2022, 2021 and 2020.

(2)
The dollar amounts reported represent the amount of “compensation actually paid,” as computed in accordance with SEC rules. The dollar amounts do not reflect the actual amount of compensation earned by or paid during the applicable year. In accordance with SEC rules, the following adjustments were made to total compensation to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for PEO	Deduct Reported Value of Equity Awards (a)	Add (or Deduct) Equity Award Adjustments (b)	Compensation Actually Paid to PEO

2022	2,632,248	(1,000,014)	(3,196,986)	(1,564,752)

2021	34,210,000	(31,628,000)	42,457,705	45,039,705

2020	6,848,915	(5,175,000)	48,156,042	49,829,957

(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.

(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end
fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Fiscal Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value	Total Equity Award Adjustments

2022	967,625	(2,580,678)	0	(1,583,933)	0	0	(3,196,986)

2021	43,929,777	(2,147,147)	0	675,076	0	0	42,457,705

2020	14,330,000	13,690,976	0	20,135,066	0	0	48,156,042

(3)
The dollar amounts reported represent the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding our CEO) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding our CEO) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2022, Messrs. Cameron and Griffiths, Ms. Moore and Ms. Soderberg; (ii) for 2021, Messrs. Cameron, Griffiths, Brooks, and Venkataraman; and (iii) for 2020, Messrs. Cameron, Venkataraman, and Furr, Ms.. Brennan, and Ms. Soderberg. In 2020, Mr. Furr departed the Company at the end of March 2020, and his only compensation in 2020 was his base salary through that date, and Mr. Cameron joined the Company in April 2020; as a result, average summary compensation for the non-PEO
NEOs was considerably lower than in a typical year.

(4)
The dollar amounts reported represent the average amount of “compensation actually paid” to the NEOs as a group (excluding our CEO), as computed in accordance with SEC rules. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding our CEO) during the applicable year. In accordance with the SEC rules, the following adjustments were made to average total compensation for the NEOs as a group (excluding our CEO) for each year to determine the compensation actually paid, using the same methodology described above in Note 2:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Deduct Average Reported Value of Equity Awards	Add (or Deduct) Average Equity Award Adjustments (a)	Average Compensation Actually Paid to Non-PEO NEOs

2022	4,924,026	(4,066,211)	3,571,343	4,429,158

2021	5,309,245	(4,444,317)	3,135,412	4,000,340

2020	1,996,900	(1,289,200)	8,347,017	9,054,716

(a)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Fiscal Year	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value	Total Average Equity Award Adjustments

2022	4,065,518	(330,403)	305,603	(48,912)	(420,463)	0	3,571,343

2021	2,244,059	(101,122)	0	992,475	0	0	3,135,412

2020	3,800,477	3,047,057	131,520	1,367,963	0	0	8,347,017

(5)
Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end of each fiscal year shown and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period. The beginning of the measurement period for each year in the table is December 31, 2019.

(6)
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: Nasdaq Clean Edge Green Energy Total Return Index.

(7)
The dollar amounts reported represent the amount of net income (loss) reflected in the Company’s audited financial statements for the applicable year (net income (loss) before portion attributable to redeemable noncontrolling interest and noncontrolling interest).

(8)	The Company-selected measure is Product and Service Revenue, as described in our “ Compensation Discussion and Analysis ” section of this Proxy Statement above.

Company Selected Measure Name	Product and Service Revenue
Named Executive Officers, Footnote [Text Block]	The dollar amounts reported represent the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding our CEO) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding our CEO) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2022, Messrs. Cameron and Griffiths, Ms. Moore and Ms. Soderberg; (ii) for 2021, Messrs. Cameron, Griffiths, Brooks, and Venkataraman; and (iii) for 2020, Messrs. Cameron, Venkataraman, and Furr, Ms.. Brennan, and Ms. Soderberg. In 2020, Mr. Furr departed the Company at the end of March 2020, and his only compensation in 2020 was his base salary through that date, and Mr. Cameron joined the Company in April 2020; as a result, average summary compensation for the non-PEO
	NEOs was considerably lower than in a typical year.
Peer Group Issuers, Footnote [Text Block]	Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: Nasdaq Clean Edge Green Energy Total Return Index.
PEO Total Compensation Amount	$ 2,632,248	$ 34,210,000	$ 6,848,915
PEO Actually Paid Compensation Amount	$ (1,564,752)	45,039,705	49,829,957
Adjustment To PEO Compensation, Footnote [Text Block]
(2)
The dollar amounts reported represent the amount of “compensation actually paid,” as computed in accordance with SEC rules. The dollar amounts do not reflect the actual amount of compensation earned by or paid during the applicable year. In accordance with SEC rules, the following adjustments were made to total compensation to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for PEO	Deduct Reported Value of Equity Awards (a)	Add (or Deduct) Equity Award Adjustments (b)	Compensation Actually Paid to PEO

2022	2,632,248	(1,000,014)	(3,196,986)	(1,564,752)

2021	34,210,000	(31,628,000)	42,457,705	45,039,705

2020	6,848,915	(5,175,000)	48,156,042	49,829,957

(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.

(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end
fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Fiscal Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value	Total Equity Award Adjustments

2022	967,625	(2,580,678)	0	(1,583,933)	0	0	(3,196,986)

2021	43,929,777	(2,147,147)	0	675,076	0	0	42,457,705

2020	14,330,000	13,690,976	0	20,135,066	0	0	48,156,042

Non-PEO NEO Average Total Compensation Amount	$ 4,924,026	5,309,245	1,996,900
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,429,158	4,000,340	9,054,716
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(4)
The dollar amounts reported represent the average amount of “compensation actually paid” to the NEOs as a group (excluding our CEO), as computed in accordance with SEC rules. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding our CEO) during the applicable year. In accordance with the SEC rules, the following adjustments were made to average total compensation for the NEOs as a group (excluding our CEO) for each year to determine the compensation actually paid, using the same methodology described above in Note 2:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Deduct Average Reported Value of Equity Awards	Add (or Deduct) Average Equity Award Adjustments (a)	Average Compensation Actually Paid to Non-PEO NEOs

2022	4,924,026	(4,066,211)	3,571,343	4,429,158

2021	5,309,245	(4,444,317)	3,135,412	4,000,340

2020	1,996,900	(1,289,200)	8,347,017	9,054,716

(a)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Fiscal Year	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value	Total Average Equity Award Adjustments

2022	4,065,518	(330,403)	305,603	(48,912)	(420,463)	0	3,571,343

2021	2,244,059	(101,122)	0	992,475	0	0	3,135,412

2020	3,800,477	3,047,057	131,520	1,367,963	0	0	8,347,017

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	Compensation Actually Paid and Cumulative TSR
Compensation Actually Paid vs. Net Income [Text Block]	Compensation Actually Paid and GAAP Net Income
Compensation Actually Paid vs. Company Selected Measure [Text Block]	Compensation Actually Paid and Product and Service Revenue
Total Shareholder Return Vs Peer Group [Text Block]	Compensation Actually Paid and Cumulative TSR
Tabular List [Table Text Block]
Financial Performance Measures
As described in greater detail in “Compensation Discussion and Analysis,” the Company’s executive compensation program reflects a variable pay-for-performance
philosophy. The metrics that the Company uses for both our long-term and short-term incentive awards are selected based on an objective of incentivizing our NEOs to increase the value of our enterprise for our stockholders. The most important financial performance measures used by the Company to link executive compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to the Company’s performance are as follows:

•	Revenue (particularly Product and Service Revenue)

•	Non-GAAP gross margin

•	Non-GAAP operating income/loss

•	Cash flow from operations

•	Stock price

Total Shareholder Return Amount	$ 255.96	293.57	383.67
Peer Group Total Shareholder Return Amount	193.7	277.3	284.83
Net Income (Loss)	$ (301,408,000)	$ (164,445,000)	$ (157,553,000)
Company Selected Measure Amount	1,031,618,000	807,696,000	628,266,000
PEO Name	KR Sridhar
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Revenue (particularly Product and Service Revenue)
Non-GAAP Measure Description [Text Block]	The Company-selected measure is Product and Service Revenue, as described in our “ Compensation Discussion and Analysis ” section of this Proxy Statement above.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Non-GAAP gross margin
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Non-GAAP operating income/loss
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Cash flow from operations
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Stock price
PEO [Member] | Deduct: Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (1,000,014)	$ (31,628,000)	$ (5,175,000)
PEO [Member] | Add: Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,196,986)	42,457,705	48,156,042
PEO [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	967,625	43,929,777	14,330,000
PEO [Member] | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,583,933)	675,076	20,135,066
PEO [Member] | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,580,678)	(2,147,147)	13,690,976
Non-PEO NEO [Member] | Deduct: Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,066,211)	(4,444,317)	(1,289,200)
Non-PEO NEO [Member] | Add: Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,571,343	3,135,412	8,347,017
Non-PEO NEO [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,065,518	2,244,059	3,800,477
Non-PEO NEO [Member] | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	305,603	0	131,520
Non-PEO NEO [Member] | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(420,463)	0	0
Non-PEO NEO [Member] | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(48,912)	992,475	1,367,963
Non-PEO NEO [Member] | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (330,403)	$ (101,122)	$ 3,047,057